STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended								3 Months Ended	9 Months Ended
	Jun. 14, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Class of Stock [Line Items]
Stock issued for cash, shares									24,211
Warrants exercised							200	15,000
Proceeds from warrants exercised							$ 1,000	$ 75,000			$ 221,030	$ 2,500
Eight Shareholders [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock converted, shares converted										461,270
Two Investors [Member]
Class of Stock [Line Items]
Stock issued for cash, shares			9,375					9,375
Three Investors [Member]
Class of Stock [Line Items]
Stock issued for cash, shares		16,000
Warrants exercised					20,000	9,006
Proceeds from warrants exercised					$ 100,000	$ 45,030
Two Shareholders [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock converted, shares converted					30,000	25,280
One Shareholder [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock converted, shares converted		40,000	10,000	30,000
Four Investors [Member]
Class of Stock [Line Items]
Stock issued for cash, shares								20,000
Individual Counterparty [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services			400
Common Stock [Member] | Eight Shareholders [Member]
Class of Stock [Line Items]
Stock converted, shares issued										461,270
Common Stock [Member] | Two Shareholders [Member]
Class of Stock [Line Items]
Stock converted, shares issued					30,000	25,280
Common Stock [Member] | One Shareholder [Member]
Class of Stock [Line Items]
Stock converted, shares issued			10,000	30,000
Treasury Stock [Member]
Class of Stock [Line Items]
Stock cancelled	24,134,448